Risks and Uncertainties	12 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

14. RISKS AND UNCERTAINTIES

Credit risk

The Company’s assets that are potentially subject to a significant concentration of credit risk primarily consist of bank balances and certificates of deposit and accounts receivable.

Bank balances and certificates of deposit

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$800,000 (US$102,041) if the bank with which an individual/a company holds its eligible deposit fails. As of March 31, 2026, cash and cash equivalents balance of US$4,699,273 were maintained at financial institutions in Hong Kong and approximately US$3,840,578 was not insured by the Hong Kong Deposit Protection Board.

Accounts and other receivables

The Company has designed credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts and other receivables are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on customers and generally does not require collateral or other securities from its customers. The Company periodically evaluates the creditworthiness of an existing customer in determining an allowance for expected credit losses primarily based upon the aging of the receivable, the customer’s payment history, its current creditworthiness, current economic trends and future expectations and customer specific quantitative and qualitative factors that may affect our customers’ ability to pay. Since all accounts receivable as of March 31, 2026 and 2025 are aged within one year and fully collected at of report date, minimum credit risk was noted for accounts receivable. While other receivables are collected based on expected time with appropriate collection without any overdue balances as of March 31, 2026 and 2025, minimum credit risk was noted for other receivables.

Customer concentration risk

For the years ended March 31, 2026, 2025, and 2024 no customer accounts for more than 10% of our total revenue, respectively.

As of March 31, 2026, 2025, and 2024, no customer accounts for more than 10% of the total balance of accounts receivable.

Interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s bank borrowings, cash and cash equivalents, certificates of deposit and trading securities. The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Foreign currency risk

The reporting currency of the Company is US$. To date the majority of the revenues and costs are denominated in HK$ and a significant portion of the assets and liabilities are denominated in HK$. There was no significant exposure to foreign exchange rate fluctuations and the Company has not maintained any hedging policy against foreign currency risk. The management will consider hedging significant currency exposure should the need arise.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including through operations and financial support from our Controlling Shareholder, financial institutions, and investors. We will continue to focus on improving operational efficiency and reducing costs so as to meet our financial obligations: this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters. Our ability to continue as a going concern is dependent upon obtaining the necessary financing or negotiating the terms of the existing short-term liabilities to meet our current and future liquidity needs.